Share-based Compensation - Additional Information (Details) - 2012 incentive compensation plan ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expenses | $				$ 75.8
Unrecognized weighted average period	2 years 7 months 24 days
Share-based compensation expenses	¥ 541.0	¥ 180.1	¥ 179.7
Class A Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares may be issued | shares				44,021,165
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 6.3
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of award	P10Y
Vesting period	3 years
Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years 6 months
Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Vesting commencement date | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	36 months
Vesting rights, percentage	25.00%
Equal monthly installments | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	6 months
Vesting rights, percentage	75.00%